SEGMENT DISCLOSURES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Exploration [Member]
Statements Line Items
Costs incurred in Chile	$ 777	$ 448